Income Tax - Summary Of Income Tax Calculation (Detail) - BRL (R$) R$ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income before taxes	R$ 516,531	R$ 303,227	R$ 1,544,109	R$ 640,728	R$ 575,507
Combined tax rate in Brazil	34.00%	34.00%	34.00%	34.00%	34.00%
Tax expense at the combined rate	R$ 175,620	R$ 103,097	R$ 524,997	R$ 217,848	R$ 195,672
Income (loss) from entities not subject to taxation	(9,246)	(48)	(9,551)	(3,647)	(5,101)
Effects from entities taxed at different rates	14,287	6,505	25,948	16,444	9,078
Effects from entities taxed at different method	(64,678)	(4,968)	(24,089)	(18,183)	(25,971)
Intercompany transactions with different taxation	(9,156)	(7,767)	(50,138)	(38,255)	(30,264)
Tax incentives	605		(9,772)	(1,408)	(265)
Non deductible expenses (non-taxable income), net	6,586	717	10,888	(689)	175
Others	4,959	(4,747)	(13,658)	3,288	8,642
Total	R$ 118,977	R$ 92,789	R$ 454,625	R$ 175,398	R$ 151,966
Effective tax rate	23.03%	30.60%	29.44%	27.20%	26.38%
Current	R$ 71,905	R$ 111,432	R$ 594,037	R$ 98,943	R$ 197,291
Deferred	47,072	(18,643)	(139,412)	76,455	(45,325)
Total expense	R$ 118,977	R$ 92,789	R$ 454,625	R$ 175,398	R$ 151,966